SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS [Text Block]

10. SUBSEQUENT EVENTS

Subsequent to the year end, Arnold Kondrat ("Kondrat"), the Chief Executive Officer, President and a director of the Company, agreed to waive $633,465 of accrued but unpaid salary. This waiver reduces the Company's outstanding liabilities and will be recognized as a contribution to equity.

Also subsequent to the year end, Kondrat acquired from Loncor Gold Inc. ("Loncor") the full amount owed by the Company to Loncor ($422,592 - see Note 4), such that such amount is now due to Kondrat.